Intangible Assets, Net (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Intangible Assets, Net [Abstract]
Amortization of intangible assets	$ 103,379	$ 13,299	$ 85,001	$ 82,583